Employee Benefits - Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Discount Rate (1% Movement)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ (27,922)	$ (3,022)
Decrease	36,695	3,650
Life Expectancy (1-Year Movement)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	4,475	138
Decrease	$ (4,650)	$ (246)